Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ 116	$ (337)
Prepaid expenses and other current assets	25	(56)
Other financial assets	(17)	18
Payables, accruals and provisions	(220)	216
Deferred revenue	(10)	55
Other financial liabilities	17	(22)
Income taxes	(71)	34
Other	(87)	8
Total	$ (247)	$ (84)